Note 18 - Fair Values of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)	Totals
Securities available for sale
Mortgage-backed securities	$-	$96,972	$-	$96,972
State, County, Municipals	-	103,913	-	103,913
Other securities	-	437	-	437
	$-	$201,322	$-	$201,322
	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)	Totals
Securities available for sale
Obligations of U.S. Government agencies	$-	$4,700	$-	$4,700
Mortgage-backed securities	-	399,591	-	399,591
State, County, Municipals	-	227,051	-	227,051
Other securities	-	493	-	493
	$-	$631,835	$-	$631,835

Fair Value Measurements, Nonrecurring [Table Text Block]
	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)	Totals
December 31, 2022
Impaired loans	$-	$-	$2,074	$2,074

	$-	$-	$2,074	$2,074

December 31, 2021
Impaired loans	$-	$-	$109	$109
Other real estate owned	-	-	1,121	1,121

	$-	$-	$1,230	$1,230

Fair Value, by Balance Sheet Grouping [Table Text Block]
		Quoted Prices
		in Active	Significant
		Markets for	Other	Significant	Total
	Carrying	Identical	Observable	Unobservable	Fair
	Value	Assets	Inputs	Inputs	Value
2022		(Level 1)	(Level 2)	(Level 3)
Financial assets
Cash and due from banks	$26,948	$26,948	$-	$-	$26,948
Interest bearing deposits with banks	1,646	1,646	-	-	1,646
Securities held-to-maturity	406,590	-	375,292	-	375,292
Securities available-for-sale	201,322	-	201,322	-	201,322
Net loans	580,327	-	-	541,173	541,173
Financial liabilities
Deposits	1,126,402	947,479	178,902	-	1,126,381
Securities Sold under Agreement to Repurchase	127,574	127,574	-	-	127,574
Borrowings on secured line of credit	18,000	18,000	-	-	18,000
		Quoted Prices
		in Active	Significant
		Markets for	Other	Significant	Total
	Carrying	Identical	Observable	Unobservable	Fair
	Value	Assets	Inputs	Inputs	Value
2021		(Level 1)	(Level 2)	(Level 3)
Financial assets
Cash and due from banks	$10,673	$10,673	$-	$-	$10,673
Interest bearing deposits with banks	68,563	68,563	-	-	68,563
Securities held-to-maturity	-	-	-	-	-
Securities available-for-sale	631,835	-	631,835	-	631,835
Net loans	567,334	-	-	554,351	554,351
Financial liabilities
Deposits	1,111,892	881,733	230,590	-	1,112,323
Securities Sold under Agreement to Repurchase	112,760	112,760	-	-	112,760
Borrowings on secured line of credit	18,000	18,000	-	-	18,000